Revenues from continuing operations	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Revenues from continuing operations	20. Revenues from continuing operations

	2022	2021	2020
Royalty revenues	$401	$565	$572
Rental revenue	—	78	152
	$401	$643	$724